PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Unfunded Pension (Details) Rp in Billions	12 Months Ended
	Dec. 31, 2017 IDR (Rp) Y	Dec. 31, 2016 IDR (Rp)
Additional pension benefit obligation
Disclosure of defined benefit plans [line items]
Pension benefit obligations at end of year	Rp 1,076
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Employer's contribution	Rp 10	Rp 9
Pre retirement employees inactiveness period	6 months
Retirement age | Y	56
Pension benefit obligations at beginning of year	Rp 2,507	2,500
Service costs	51	64
Net interest income (costs)	188	215
Actuarial gain (losses) recognized in OCI	100	119
Benefits paid by employer	(462)	(391)
Pension benefit obligations at end of year	Rp 2,384	Rp 2,507